UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

This Form N-Q relates solely to the Registrant’s Prudential Global Real Estate Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	1/31/2018

Item 1. Schedule of Investments

Prudential Global Real Estate Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Australia — 5.9%
Charter Hall Office, REIT (Escrow Shares)*^	590,800	$—
Dexus, REIT	3,003,129	23,053,039
Goodman Group, REIT	6,351,783	41,449,141
GPT Group (The), REIT	4,319,509	17,508,770
Scentre Group, REIT	5,913,873	19,844,346
Stockland, REIT	9,961,680	33,977,621
Vicinity Centres, REIT	9,835,185	21,380,686

		157,213,603

Canada — 2.4%
Boardwalk Real Estate Investment Trust, REIT	203,079	7,347,167
Canadian Apartment Properties, REIT	599,472	17,623,502
Chartwell Retirement Residences, UTS	1,186,941	15,053,886
First Capital Realty, Inc.	1,388,716	23,224,299

		63,248,854

France — 3.7%
Carmila SA, REIT	299,556	9,166,352
Fonciere des Regions, REIT	82,941	9,116,417
Klepierre SA, REIT	544,719	24,886,674
Unibail-Rodamco SE, REIT	219,842	56,364,552

		99,533,995

Germany — 4.6%
ADO Properties SA, 144A	242,614	13,072,746
Alstria Office REIT AG	831,377	13,128,583
LEG Immobilien AG	185,839	20,973,133
TLG Immobilien AG	454,121	12,787,425
VIB Vermoegen AG	318,655	8,455,151
Vonovia SE	1,065,533	52,544,542

		120,961,580

Hong Kong — 8.3%
CK Asset Holdings Ltd.	1,469,488	13,983,065
Henderson Land Development Co. Ltd.	4,765,458	33,256,256
Hongkong Land Holdings Ltd.	1,298,219	9,348,933
Link REIT	5,075,418	44,919,624
New World Development Co. Ltd.	6,452,454	10,401,124
Sun Hung Kai Properties Ltd.	4,387,830	75,860,519
Swire Properties Ltd.	3,826,660	13,396,782
Wharf Real Estate Investment Co. Ltd.*	2,763,635	19,095,124

		220,261,427

Ireland — 1.6%
Green REIT PLC	7,748,106	15,375,850
Hibernia REIT PLC	9,349,768	17,818,039
Irish Residential Properties REIT PLC	4,782,993	8,902,457

		42,096,346

Japan — 11.2%
Activia Properties, Inc., REIT	3,874	17,263,940
Daiwa House Industry Co. Ltd.	684,915	27,128,513
Hulic Co. Ltd.	1,957,446	24,885,997
Invincible Investment Corp., REIT	61,207	28,375,648
Japan Hotel REIT Investment Corp.	11,124	8,252,691
Japan Real Estate Investment Corp., REIT	2,294	11,796,515
Kenedix Retail REIT Corp.	11,608	26,206,612

LaSalle Logiport, REIT	15,992	17,251,760
Mitsubishi Estate Co. Ltd.	1,088,278	20,932,764
Mitsui Fudosan Co. Ltd.	1,912,200	50,359,388
Nippon Building Fund, Inc., REIT	1,633	8,760,674
Sumitomo Realty & Development Co. Ltd.	1,451,461	55,998,050

		297,212,552

Netherlands — 0.3%
Eurocommercial Properties NV	189,050	8,918,470

Singapore — 2.7%
Cache Logistics Trust, REIT	12,370,125	8,151,326
CapitaLand Ltd.	3,164,783	9,240,088
Keppel REIT	23,933,722	23,501,828
Suntec Real Estate Investment Trust, REIT	19,378,035	30,523,492

		71,416,734

Spain — 0.6%
Axiare Patrimonio SOCIMI SA, REIT	728,906	15,922,449

Sweden — 1.7%
Atrium Ljungberg AB (Class B Stock)	485,887	8,026,767
Fabege AB	634,846	13,900,035
Hufvudstaden AB (Class A Stock)	738,664	11,888,237
Kungsleden AB	1,465,260	10,379,700

		44,194,739

Switzerland — 0.5%
PSP Swiss Property AG	140,254	13,792,127

United Kingdom — 5.0%
Big Yellow Group PLC, REIT	1,150,736	14,162,755
British Land Co. PLC (The), REIT	1,424,746	13,524,054
Derwent London PLC, REIT	125,003	5,199,102
Empiric Student Property PLC, REIT	7,129,496	8,890,025
Hammerson PLC, REIT	2,094,139	14,668,907
Land Securities Group PLC, REIT	1,411,685	20,098,213
NewRiver REIT PLC	2,078,732	8,883,384
Segro PLC, REIT	1,694,545	14,014,239
Shaftesbury PLC, REIT	973,432	13,834,163
Tritax Big Box PLC, REIT	6,314,180	13,372,865
Warehouse REIT PLC*	4,727,300	6,954,601

		133,602,308

United States — 51.3%
Alexandria Real Estate Equities, Inc., REIT	221,795	28,766,812
American Assets Trust, Inc., REIT	508,601	17,933,271
American Campus Communities, Inc., REIT	359,249	13,816,717
American Homes 4 Rent, REIT (Class A Stock)	1,201,771	24,984,819
Americold Realty Trust, REIT*	723,153	13,219,237
AvalonBay Communities, Inc., REIT	380,878	64,901,611
Brandywine Realty Trust, REIT	1,132,771	20,321,912
Camden Property Trust, REIT	443,022	38,347,984
Columbia Property Trust, Inc., REIT	598,312	13,097,050
Community Healthcare Trust, Inc., REIT	819,979	21,844,241
CoreSite Realty Corp., REIT	119,331	12,925,934
CubeSmart, REIT	694,464	19,118,594
DiamondRock Hospitality Co., REIT	3,535,723	41,580,103
Digital Realty Trust, Inc., REIT	342,783	38,374,557
Duke Realty Corp., REIT	1,821,961	48,117,990

Education Realty Trust, Inc., REIT	750,342	24,783,796
Empire State Realty Trust, Inc., REIT (Class A Stock)	1,196,862	23,398,652
EPR Properties, REIT	146,544	8,654,889
Equity LifeStyle Properties, Inc., REIT	564,156	48,697,946
Equity Residential, REIT	818,330	50,417,311
Federal Realty Investment Trust, REIT	239,084	28,881,347
First Industrial Realty Trust, Inc., REIT	864,563	26,680,414
Forest City Realty Trust, Inc., REIT (Class A Stock)	2,068,734	48,553,187
Four Corners Property Trust, Inc., REIT	1,455,824	34,357,446
Highwoods Properties, Inc., REIT	315,041	15,084,163
Hudson Pacific Properties, Inc., REIT	1,341,817	42,897,890
JBG SMITH Properties, REIT	659,358	22,253,333
Kilroy Realty Corp., REIT	371,567	26,500,158
Macerich Co. (The), REIT	460,141	29,711,304
MedEquities Realty Trust, Inc., REIT	1,360,562	14,857,337
Medical Properties Trust, Inc., REIT	2,290,378	29,958,144
MGM Growth Properties LLC, REIT (Class A Stock)	738,169	20,713,022
Mid-America Apartment Communities, Inc., REIT	352,181	33,587,502
Park Hotels & Resorts, Inc., REIT	956,185	27,643,308
Physicians Realty Trust, REIT	1,485,703	24,216,959
Piedmont Office Realty Trust, Inc., REIT (Class A Stock)	696,481	13,595,309
ProLogis, Inc., REIT	500,912	32,614,380
Public Storage, REIT	178,437	34,930,827
Realty Income Corp., REIT	233,453	12,417,365
Regency Centers Corp., REIT	209,109	13,155,047
Retail Properties of America, Inc., REIT (Class A Stock)	996,830	12,011,802
Rexford Industrial Realty, Inc., REIT	1,090,367	32,372,996
Simon Property Group, Inc., REIT	456,661	74,604,708
STAG Industrial, Inc., REIT	1,221,653	30,932,254
Sunstone Hotel Investors, Inc., REIT	1,728,154	29,119,395
Taubman Centers, Inc., REIT	181,472	11,187,749
Ventas, Inc., REIT	348,296	19,494,127
Welltower, Inc., REIT	823,493	49,384,875

		1,365,019,774

TOTAL LONG-TERM INVESTMENTS (cost $2,237,553,583)		2,653,394,958

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w) (cost $10,000,846)	10,000,846	10,000,846

TOTAL INVESTMENTS — 100.2% (cost $2,247,554,429)		2,663,395,804
Liabilities in excess of other assets — (0.2)%		(4,648,926)

NET ASSETS — 100.0%		$2,658,746,878

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
REIT	Real Estate Investment Trust
UTS	Unit Trust Security

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$157,213,603	$—
Canada	63,248,854	—	—
France	—	99,533,995	—
Germany	—	120,961,580	—
Hong Kong	19,095,124	201,166,303	—
Ireland	—	42,096,346	—
Japan	—	297,212,552	—
Netherlands	—	8,918,470	—
Singapore	—	71,416,734	—
Spain	—	15,922,449	—
Sweden	—	44,194,739	—
Switzerland	—	13,792,127	—
United Kingdom	—	133,602,308	—
United States	1,365,019,774	—	—
Affiliated Mutual Fund	10,000,846	—	—

Total	$1,457,364,598	$1,206,031,206	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Retail REITs	16.3%
Residential REITs	12.9
Office REITs	11.9
Diversified Real Estate Activities	10.7
Industrial REITs	10.7
Real Estate Operating Companies	10.0
Diversified REITs	8.2
Specialized REITs	6.1
Health Care REITs	6.0
Hotel & Resort REITs	5.9
Health Care Facilities	0.6
Real Estate Development	0.5
Affiliated Mutual Fund	0.4

100.2
Liabilities in excess of other assets	(0.2)

100.0%

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment CompanyAct of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 16, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date March 16, 2018

*	Print the name and title of each signing officer under his or her signature.